EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Disclosure of detailed information about exploration assets [Table Text Block]
Region	Properties	December 31, 2017	December 31, 2016
Asia Pacific	Various	$-	$81,124
Sweden	Various	16,671	16,671
	Viad royalties	421,084	421,084
Turkey	Alankoy	153,960	153,960
	Sisorta	-	-
	Trab	78,587	78,587
United States	Superior West, Arizona	867,096	1,000,479
of America	Yerington, Nevada	304,568	393,095
Total		$1,841,966	$2,145,000

Disclosure of detailed information about exploration expenditures [Table Text Block]
	Scandinavia	USA				Turkey	Asia Pacific			Other	Total
		Kennecott Exploration	Anglo American	Other USA	Total		New Zealand	Other	Total
Administration Cost	$67,159	$74	$292	$185,833	$186,199	$65,877	$40,765	$10,669	$51,434	$6,073	$376,742
Assays	24,972	7,727	-	6,031	13,758	940	-	-	-	-	39,670
Drilling / Trenching	13,509	370	-	89,142	89,512	-	-	-	-	-	103,021
Land and Legal	73,870	-	-	198,126	198,126	23,062	3,511	15,334	18,845	9,534	323,437
Logistics	26,040	8,326	6,168	187,423	201,917	1,379	-	-	-	-	229,336
Personnel	566,367	35,565	18,052	1,593,930	1,647,547	175,649	13,606	106,659	120,265	44,619	2,554,447
Property Cost	347,792	363	39,396	901,022	940,781	27,130	3,965	25,238	29,203	-	1,344,906
Professional Services	77,768	-	-	6,498	6,498	93,506	-	72,497	72,497	27,180	277,449
Share Based Payments	111,887	-	-	476,569	476,569	52,362	5,318	28,456	33,774	64,993	739,585
Technical Studies	17,921	10,370	-	2,554	12,924	-	-	34,506	34,506	31,873	97,224
Travel	118,904	735	-	104,249	104,984	11,584	1,567	6,844	8,411	4,419	248,302
Total Expenditures	1,446,189	63,530	63,908	3,751,377	3,878,815	451,489	68,732	300,203	368,935	188,691	6,334,119
Recoveries	(239,088)	(69,812)	(167,690)	(166,028)	(403,530)	(21,338)	(26,434)	(31,578)	(58,012)	-	(721,968)
Operator fees	-	(7,451)	-	(22,319)	(29,770)	-	-	-	-	-	(29,770)
Option Payments & Shares Received	(750,000)	(64,901)	-	(110,333)	(175,234)	(122,326)	-	-	-	-	(1,047,560)
Other Property Income	-	(2,090)	(714)	(55,594)	(58,398)	-	(5,349)	-	(5,349)	-	(63,747)
Total Recoveries	(989,088)	(144,254)	(168,404)	(354,274)	(666,932)	(143,664)	(31,783)	(31,578)	(63,361)	-	(1,863,045)
Net Expenditures	$457,101	$(80,724)	$(104,496)	$3,397,103	$3,211,883	$307,825	$36,949	$268,625	$305,574	$188,691	$4,471,074

	Scandinavia	USA				Turkey			Asia Pacific			Other	Total
		Kennecott Exploration	Desert Star Resources	Other USA	Total	Akarca	Other	Total	New Zealand	Other	Total
Administration Cost	$37,498	$109	$25	$157,106	$157,240	$27,055	$92,397	$119,452	$2,220	$9,520	$11,740	$24,650	$350,580
Assays	8,596	845	-	6,635	7,480	676	-	676	-	-	-	-	16,752
Drilling / Trenching	76,687	314,972	-	91	315,063	44,283	14,679	58,962	-	-	-	-	450,712
Land and Legal	48,632	-	-	182,160	182,160	39,603	160,831	200,434	-	23,778	23,778	40,384	495,388
Logistics	14,535	57,164	1,822	70,590	129,576	13,810	5,708	19,518	-	9,155	9,155	5,282	178,066
Personnel	195,223	118,679	12,676	1,420,907	1,552,262	297,586	264,527	562,113	-	99,751	99,751	171,881	2,581,230
Property Cost	165,640	2,677	39,460	485,365	527,502	154,526	32,426	186,952	37,230	47,219	84,449	-	964,543
Professional Services	135,527	-	-	13,664	13,664	61,577	22,029	83,606	496	1,772	2,268	17,625	252,690
Share Based Payments	40,285	-	-	295,008	295,008	32,805	69,020	101,825	-	17,673	17,673	48,066	502,857
Technical Studies	106,093	42,666	-	16,107	58,773	38,383	6,544	44,927	-	11,397	11,397	163,444	384,634
Travel	63,571	-	-	103,478	103,478	16,310	31,479	47,789	-	6,861	6,861	16,382	238,081
Total Expenditures	892,287	537,112	53,983	2,751,111	3,342,206	726,614	699,640	1,426,254	39,946	227,126	267,072	487,714	6,415,533
Recoveries	-	(555,217)	(51,833)	(21,938)	(628,988)	(43,550)	-	(43,550)	-	(48,781)	(48,781)	-	(721,319)
Operator fees	-	(56,271)	(1,263)	-	(57,534)	-	-	-	-	-	-	-	(57,534)
Option Payments *	-	(24,720)	-	(125,890)	(150,610)	-	(170,146)	(170,146)	(180,476)	-	(180,476)	-	(501,232)
Other Property Income	-	(9,720)	(265)	(39,755)	(49,740)	-	(56,466)	(56,466)	(27,243)	-	(27,243)	(2,040)	(135,489)
Total Recoveries	-	(645,928)	(53,361)	(187,583)	(886,872)	(43,550)	(226,612)	(270,162)	(207,719)	(48,781)	(256,500)	(2,040)	(1,415,574)
Net Expenditures	$892,287	$(108,816)	$622	$2,563,528	$2,455,334	$683,064	$473,028	$1,156,092	$(167,773)	$178,345	$10,572	$485,674	$4,999,959

	Scandinavia	USA				Turkey			Asia Pacific			Other *	Total
		Kennecott Exploration	Desert Star Resources	Other USA	Total	Akarca	Other	Total	New Zealand	Other	Total
Administration Cost	$61,523	$676	$1,271	$127,873	$129,820	$16,296	$43,532	$59,828	$4,767	$2,932	$7,699	$44,763	$303,633
Assays	5,307	1,825	142	22,472	24,439	-	5,509	5,509	-	-	-	1,480	36,735
Drilling / Trenching	11,874	-	-	7,111	7,111	-	-	-	-	-	-	-	18,985
Land and Legal	39,518	-	-	132,178	132,178	23,208	45,957	69,165	4,914	10,136	15,050	31,480	287,391
Logistics	26,978	32,211	2,646	98,391	133,248	12,014	40,408	52,422	499	4,475	4,974	48,472	266,094
Personnel	423,697	154,004	24,500	1,261,865	1,440,369	205,665	561,082	766,747	45,557	101,586	147,143	201,162	2,979,118
Property Cost	60,369	87,771	75,530	415,594	578,895	176,773	116,132	292,905	8,921	44,322	53,243	43,094	1,028,506
Professional Services	86,874	-	-	13,813	13,813	42,381	117,062	159,443	28,938	10,410	39,348	161,232	460,710
Share Based Payments	7,103	-	-	75,468	75,468	-	12,430	12,430	-	(1,793)	(1,793)	(20,811)	72,397
Technical Studies	28,083	77,485	5,151	68,265	150,901	-	17,183	17,183	3,508	25,407	28,915	112,739	337,821
Travel	59,934	128	-	27,107	27,235	-	28,263	28,263	3,781	10,609	14,390	27,590	157,412
Total Expenditures	811,260	354,100	109,240	2,250,137	2,713,477	476,337	987,558	1,463,895	100,885	208,084	308,969	651,201	5,948,802
Recoveries	-	(426,190)	(118,065)	(93,549)	(637,804)	(295,024)	(33,305)	(328,329)	-	-	-	(96,675)	(1,062,808)
Operator fees	-	(44,067)	(4,258)	(9,457)	(57,782)	-	-	-	-	-	-	-	(57,782)
Option Payments	-	(31,955)	-	(127,820)	(159,775)	-	(242,820)	(242,820)	-	-	-	-	(402,595)
Other Property Income	-	(13,102)	-	(32,922)	(46,024)	-	-	-	(14,918)	-	(14,918)	-	(60,942)
Total Recoveries	-	(515,314)	(122,323)	(263,748)	(901,385)	(295,024)	(276,125)	(571,149)	(14,918)	-	(14,918)	(96,675)	(1,584,127)
Net Expenditures	$811,260	$(161,214)	$(13,083)	$1,986,389	$1,812,092	$181,313	$711,433	$892,746	$85,967	$208,084	$294,051	$554,526	$4,364,675